Inventories	12 Months Ended
Mar. 31, 2019
Classes Of Inventories [Abstract]
Inventories
6.	Inventories:

	March 31,	March 31,
	2019	2018

Raw materials	$3,410,613	$3,358,264
Work in progress	281,027	474,057
Finished goods	635,914	675,031
Supplies and spare parts	710,607	753,977
	$5,038,161	$5,261,329

Cost of sales for the year ended March 31, 2019 was comprised of inventory costs of $15,418,032 (2018 - $17,612,876), other costs of $1,409,562 (2018 - $1,331,445) and impairment loss on inventories of nil (2018 - $2,376,969).